SCUDDER
                                                                     INVESTMENTS


Global/International Funds I

Scudder Global Fund

Supplement to the currently effective prospectuses

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The people listed below handle the day-to-day management of the fund through
August 27, 2005. Effective August 27, 2005, Mr. Kratz will become Lead Portfolio Manager of the fund.


Steve M. Wreford, CFA                      Oliver Kratz
Managing Director of Deutsche              Managing Director of Deutsche Asset
Asset Management and Co-Lead               Management and Co-Lead Portfolio
Portfolio Manager of the fund              Manager of the fund.
through August 27, 2005.                    o Joined Deutsche Asset Management
  o Joined Deutsche Asset Management in       in 1996 and the fund in 2003.
    2000 and the fund in 2002.              o Head of global portfolio selection
  o Responsible for European                  team for Alpha Emerging
    Telecommunications Research.              Markets Equity: New York.
  o Prior to that, five years of            o Prior to that, two years of
    experience as a telecommunication and     experience at Merrill Lynch, Brown
    technology equity analyst for CCF         Brothers Harriman and McKinsey &
    International, New York;                  Co.; authored Frontier Emerging
    CCF Charterhouse, London, and as a        Markets Securities Price Behavior
    management consultant for KPMG, UK.       and Valuation; Kluwers Academic
  o Chartered Accountant, UK (US CPA          Publishers, 1999.
    equivalent).                            o BA, Tufts University and Karlova
  o BSc, Aston University.                    University; MALD and Ph.D, The
                                              Fletcher School, administered
                                              jointly by Harvard University and
                                              Tufts University.









               Please retain this supplement for future reference.

July 15, 2005
st-SGF